Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ASSETS
CASH AND CASH EQUIVALENTS	$ 27,710	$ 31,216
SECURITIES
Available-for-sale, at fair value	252,472	238,221
Restricted stock	5,037	4,174
Total securities	257,509	242,395
LOANS	474,748	321,277
Less: Allowance for loan losses	4,042	4,325
Net loans	470,706	316,952
Premises and equipment, net	9,729	7,514
Cash surrender value of life insurance	16,810	11,087
Goodwill	22,959	14,629
Core deposit intangible asset, net	5,052	927
Accrued interest receivable	3,094	2,591
Other real estate owned, net of valuation allowance $99,000 in 2013 and $33,000 in 2012	876	1,295
Other assets	3,415	2,346
TOTAL ASSETS	817,860	630,952
LIABILITIES
Demand, non-interest bearing	142,124	89,530
Savings, NOW, and Money Market deposits	344,695	261,860
Time	202,102	160,550
Total deposits	688,921	511,940
Federal funds purchased and securities sold under repurchase agreements	24,577	32,344
Borrowed funds	14,346	15,199
Dividends payable	726	0
Other liabilities	4,242	4,305
Total liabilities	732,812	563,788
STOCKHOLDERS' EQUITY
Common stock, $12.50 par value. Authorized 6,000,000 shares; issued 2,506,208 shares in 2013 and 1,914,109 shares in 2012	31,328	23,926
Surplus	13,361	118
Retained earnings	47,460	45,361
Accumulated other comprehensive income	983	5,843
Treasury stock, 235,479 shares in 2013 and 2012, at cost	(8,084)	(8,084)
Total stockholders' equity	85,048	67,164
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 817,860	$ 630,952